UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.7%
	COMMUNICATIONS – 6.8%
11,989	Comcast Corp. - Class A	$484,955
20,937	Twenty-First Century Fox, Inc. - Class B	600,683
		1,085,638
	CONSUMER DISCRETIONARY – 16.2%
8,064	Adient PLC	527,950
7,515	Armstrong World Industries, Inc.*	364,853
7,780	Brink's Co.	608,007
3,967	Harley-Davidson, Inc.	193,074
3,260	Masonite International Corp.*	253,139
3,150	Ralph Lauren Corp.	238,297
2,533	Snap-on, Inc.	390,589
		2,575,909
	CONSUMER STAPLES – 11.0%
5,677	Casey's General Stores, Inc.	606,020
8,229	CVS Health Corp.	657,744
10,966	Mondelez International, Inc. - Class A	482,723
		1,746,487
	ENERGY – 5.0%
3,162	Chevron Corp.	345,259
2,753	Pioneer Natural Resources Co.	449,014
		794,273
	FINANCIALS – 19.8%
5,671	American Express Co.	483,339
3,697	Berkshire Hathaway, Inc. - Class B*	646,864
8,035	Discover Financial Services	489,653
1,620	Enstar Group Ltd.*	328,212
14,068	FNF Group	687,363
5,540	JPMorgan Chase & Co.	508,572
		3,144,003
	HEALTH CARE – 12.1%
4,729	Analogic Corp.	331,976
7,362	Cardinal Health, Inc.	568,788
6,551	Medtronic PLC	550,088
2,477	UnitedHealth Group, Inc.	475,113
		1,925,965
	INDUSTRIALS – 9.2%
7,240	Allison Transmission Holdings, Inc.	273,672
6,477	Hexcel Corp.	331,428
5,922	TE Connectivity Ltd.	476,070

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,736	Union Pacific Corp.	$384,658
		1,465,828
	MATERIALS – 2.9%
1,793	Ashland Global Holdings, Inc.	116,491
4,635	H.B. Fuller Co.	238,795
4,922	Valvoline, Inc.	111,582
		466,868
	TECHNOLOGY – 7.7%
7,170	Avnet, Inc.	275,185
7,480	CDW Corp.	474,456
6,588	Microsoft Corp.	478,948
		1,228,589
	TOTAL COMMON STOCKS (Cost $11,151,958)	14,433,560

Principal Amount

	SHORT-TERM INVESTMENTS – 9.6%
$1,532,717	UMB Money Market Fiduciary, 0.01%[1]	1,532,717

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,532,717)	1,532,717

	TOTAL INVESTMENTS – 100.3% (Cost $12,684,675)	15,966,277
	Liabilities in Excess of Other Assets – (0.3)%	(45,398)

	TOTAL NET ASSETS – 100.0%	$15,920,879

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.1%
	BRAZIL – 8.1%
112,482	Duratex S.A.	$285,678
81,400	Embraer S.A.	411,646
105,100	Kroton Educacional S.A.	508,244
159,700	Movida Participacoes S.A.*	507,513
101,424	MRV Engenharia e Participacoes S.A.	466,074
211,873	QGEP Participacoes S.A.	494,624
		2,673,779
	CANADA – 1.4%
191,982	Gran Tierra Energy, Inc.*	451,161

	CHILE – 1.1%
38,296,556	Itau Corp.Banca	363,817

	CHINA – 8.4%
113,000	Anhui Conch Cement Co., Ltd. - Class H	417,457
665,000	China Harmony New Energy Auto Holding Ltd.*	320,376
634,322	China Lesso Group Holdings Ltd.	447,066
570,200	CPMC Holdings Ltd.	282,238
721,000	Goodbaby International Holdings Ltd.	353,328
391,200	Red Star Macalline Group Corp. Ltd. - Class H1	406,185
690,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	556,816
		2,783,466
	COLOMBIA – 1.4%
44,996	Bancolombia S.A.	461,090

	HONG KONG – 13.4%
32,676	China Cord Blood Corp.*	384,923
188,000	China Everbright Ltd.	428,146
806,439	Far East Consortium International Ltd.	444,621
226,000	Haier Electronics Group Co., Ltd.	581,944
217,568	NWS Holdings Ltd.	416,223
544,000	PAX Global Technology Ltd.	360,737
802,000	Sinopec Kantons Holdings Ltd.	484,293
420,238	WH Group Ltd.[1]	394,031
458,798	Xinyi Glass Holdings Ltd.	474,076
109,010	Yue Yuen Industrial Holdings Ltd.	450,066
		4,419,060
	INDIA – 5.2%
32,241	Aditya Birla Capital Ltd.*	91,935
130,495	Cox & Kings Ltd.	579,704
23,029	Grasim Industries Ltd.	384,300

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
286,276	Redington India Ltd.	$664,175
		1,720,114
	INDONESIA – 3.7%
26,130,253	Panin Financial Tbk P.T.*	490,082
2,919,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	308,821
195,600	United Tractors Tbk P.T.	441,876
		1,240,779
	MALAYSIA – 1.0%
223,800	CIMB Group Holdings Bhd	342,310

	MEXICO – 3.8%
333,902	Concentradora Hipotecaria SAPI de C.V. - REIT	428,197
1,503,659	Consorcio ARA S.A.B. de C.V.	505,091
147,400	Grupo Comercial Chedraui S.A. de C.V.	308,006
		1,241,294
	PERU – 0.9%
119,416	Cementos Pacasmayo S.A.A.	281,911

	PHILIPPINES – 2.6%
3,277,500	Metro Pacific Investments Corp.	440,917
238,720	Metropolitan Bank & Trust Co.	411,683
		852,600
	POLAND – 1.7%
456,514	Synthos S.A.	563,768

	ROMANIA – 1.5%
2,228,389	Fondul Proprietatea S.A./Fund	504,401

	SOUTH AFRICA – 4.7%
37,740	AECI Ltd.	303,551
32,956	Barloworld Ltd.	296,566
46,996	Investec PLC	354,996
538,363	KAP Industrial Holdings Ltd.	327,622
716,656	PPC Ltd.*	259,782
		1,542,517
	SOUTH KOREA – 16.9%
22,030	Daesang Corp.	505,920
56,973	DGB Financial Group, Inc.	608,622
955	Dongwon Industries Co., Ltd.	236,316
7,068	Fila Korea Ltd.	467,393

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
16,863	Hankook Tire Worldwide Co., Ltd.	$319,503
20,275	Hanwha Chemical Corp.	611,119
5,902	Innocean Worldwide, Inc.	360,129
17,309	KT Corp.	538,212
42,684	Kwangju Bank Co., Ltd.	528,299
263	Samsung Electronics Co., Ltd.	565,576
3,132	Samsung SDI Co., Ltd.	470,636
18,872	SL Corp.	375,059
		5,586,784
	SPAIN – 1.4%
38,915	Atento S.A.*	463,089

	TAIWAN – 11.9%
41,000	Catcher Technology Co., Ltd.	471,209
568,525	China Life Insurance Co., Ltd./Taiwan	601,527
16,190	ChipMOS TECHNOLOGIES, Inc. - ADR	314,734
106,000	Hon Hai Precision Industry Co., Ltd.	412,242
472,108	King's Town Bank Co., Ltd.	487,868
152,000	Pegatron Corp.	495,748
485,908	Teco Electric and Machinery Co., Ltd.	457,612
176,329	Tong Yang Industry Co., Ltd.	327,332
889,000	Yuanta Financial Holding Co., Ltd.	381,088
		3,949,360
	THAILAND – 2.4%
435,441	Bangchak Corp. PCL	454,915
797,300	Digital Telecommunications Infrastructure Fund	345,170
		800,085
	TURKEY – 2.5%
1,004,564	Turkiye Sinai Kalkinma Bankasi A.S.	437,088
318,047	Turkiye Sise ve Cam Fabrikalari A.S.	406,862
		843,950
	UNITED ARAB EMIRATES – 2.1%
166,843	Emaar Properties PJSC	373,990
483,454	Ras Al Khaimah Ceramics	321,153
		695,143
	TOTAL COMMON STOCKS (Cost $27,312,389)	31,780,478

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 1.1%
	BRAZIL – 1.1%
2,431	Banco ABC Brasil S.A. - Preference - Receipt*	$12,762
69,066	Banco ABC Brasil S.A. - Preference*	362,561
		375,323
	TOTAL PREFERRED STOCKS (Cost $216,814)	375,323

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.7%
$876,675	UMB Money Market Fiduciary, 0.01%[2]	876,675

	TOTAL SHORT-TERM INVESTMENTS (Cost $876,675)	876,675

	TOTAL INVESTMENTS – 99.9% (Cost $28,405,878)	33,032,476
	Other Assets in Excess of Liabilities – 0.1%	34,861

	TOTAL NET ASSETS – 100.0%	$33,067,337

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $800,216.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	BRAZIL – 3.1%
58,349	Ambev S.A. - ADR	$354,762

	CANADA – 0.1%
2,511	Spartan Energy Corp.*	12,869

	FRANCE – 8.0%
10,289	AXA S.A.	303,883
85	Cie Generale des Etablissements Michelin	11,512
1,388	Danone S.A.	103,577
151	Eurazeo S.A.	12,326
831	LVMH Moet Hennessy Louis Vuitton S.E.	208,747
2,437	Sanofi	232,230
237	TOTAL S.A.	12,053
541	Veolia Environnement S.A.	12,193
79	Wendel S.A.	11,887
		908,408
	GERMANY – 5.8%
1,492	Allianz S.E.	318,046
298	Deutsche EuroShop A.G.	12,411
119	Rheinmetall A.G.	11,875
399	RHOEN-KLINIKUM A.G.	12,557
2,126	Siemens A.G.	288,514
306	Talanx A.G.	12,619
		656,022
	HONG KONG – 1.2%
12,580	China Mobile Ltd.	134,469

	IRELAND – 2.5%
2,207	Accenture PLC - Class A	284,306

	ITALY – 0.1%
456	Buzzi Unicem S.p.A.	11,549

	JAPAN – 0.1%
211	Toyota Industries Corp.	11,321

	MEXICO – 2.9%
143,849	Wal-Mart de Mexico S.A.B. de C.V.	331,937

	NETHERLANDS – 0.2%
160	Koninklijke DSM N.V.	11,803

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
437	Royal Dutch Shell PLC - A Shares	$12,342
		24,145
	SPAIN – 2.3%
517	Ebro Foods S.A.	12,376
11,605	Red Electrica Corp. S.A.	248,629
		261,005
	SWEDEN – 0.2%
457	Swedbank A.B.	11,917
1,610	Telefonaktiebolaget LM Ericsson - B Shares	10,421
		22,338
	SWITZERLAND – 9.3%
138	Givaudan S.A.	274,552
4,440	Novartis A.G.	378,170
1,547	Roche Holding A.G.	391,632
38	Zurich Insurance Group A.G.	11,581
		1,055,935
	TAIWAN – 4.8%
11,605	China Life Insurance Co., Ltd.	12,278
44,000	Chunghwa Telecom Co., Ltd.	148,729
55,000	Taiwan Semiconductor Manufacturing Co., Ltd.	388,790
		549,797
	UNITED KINGDOM – 5.7%
3,053	British American Tobacco PLC	189,919
1,005	CNH Industrial N.V.	11,642
815	Kennedy Wilson Europe Real Estate Plc	12,291
2,912	Kingfisher PLC	11,301
7,777	Lookers PLC	11,266
7,098	Unilever PLC	404,830
2,996	Virgin Money Holdings UK PLC	11,273
		652,522
	UNITED STATES – 49.4%
1,671	AbbVie, Inc.	116,820
176	Ashland Global Holdings, Inc.	11,435
361	Axalta Coating Systems Ltd.*	11,371
338	BankUnited, Inc.	11,634
1,880	Bemis Co., Inc.	79,656
1,199	Cardinal Health, Inc.	92,635
678	Carrizo Oil & Gas, Inc.*	10,685

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
111	Casey's General Stores, Inc.	$11,849
7,205	Cisco Systems, Inc.	226,597
3,475	CVS Health Corp.	277,757
188	Discover Financial Services	11,457
1,673	Eaton Corp. PLC	130,912
1,031	General Dynamics Corp.	202,416
226	H.B. Fuller Co.	11,644
4,639	Hasbro, Inc.	491,177
3,785	Honeywell International, Inc.	515,214
119	Jack in the Box, Inc.	11,038
4,196	Johnson & Johnson	556,893
6,126	JPMorgan Chase & Co.	562,367
434	Leucadia National Corp.	11,297
227	Lydall, Inc.*	11,236
2,735	Microsoft Corp.	198,834
73	Pioneer Natural Resources Co.	11,906
1,466	Raytheon Co.	251,815
3,281	Sonoco Products Co.	159,063
4,155	Sysco Corp.	218,636
2,980	Target Corp.	168,877
281	TeleTech Holdings, Inc.	11,746
1,507	Travelers Cos., Inc.	193,032
1,260	UnitedHealth Group, Inc.	241,681
503	Valvoline, Inc.	11,403
10,914	Verizon Communications, Inc.	528,238
5,083	Wells Fargo & Co.	274,177
		5,635,498
	TOTAL COMMON STOCKS (Cost $10,559,856)	10,906,883

Principal Amount

	SHORT-TERM INVESTMENTS – 4.1%
$468,801	UMB Money Market Fiduciary, 0.01%[1]	468,801
	TOTAL SHORT-TERM INVESTMENTS (Cost $468,801)	468,801

	TOTAL INVESTMENTS – 99.8% (Cost $11,028,657)	11,375,684
	Other Assets in Excess of Liabilities – 0.2%	24,199

	TOTAL NET ASSETS – 100.0%	$11,399,883

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	AUSTRALIA – 4.2%
27,530	GrainCorp Ltd. - Class A	$192,217
80,638	Orora Ltd.	178,055
97,871	Tassal Group Ltd.	296,886
		667,158
	AUSTRIA – 2.2%
11,662	BUWOG A.G.	342,874

	CANADA – 1.2%
38,158	Spartan Energy Corp.*	195,564

	DENMARK – 2.4%
10,000	Matas A/S	154,324
14,612	Scandinavian Tobacco Group A/S1	235,846
		390,170
	FINLAND – 4.1%
17,330	Kemira OYJ	218,450
27,417	Metsa Board OYJ	193,948
55,746	Technopolis OYJ	241,548
		653,946
	FRANCE – 3.1%
6,131	Alstom S.A.	219,660
3,471	Eurazeo S.A.	283,331
		502,991
	GERMANY – 12.6%
4,281	Aareal Bank A.G.	178,562
5,082	Deutsche EuroShop A.G.	211,648
15,166	ElringKlinger A.G.	264,571
2,184	Rheinmetall A.G.	217,951
11,820	RHOEN-KLINIKUM A.G.	371,982
12,151	RIB Software S.E.	217,085
12,494	SAF-Holland S.A.	220,770
8,235	Talanx A.G.	339,604
		2,022,173
	IRELAND – 2.9%
15,783	Smurfit Kappa Group PLC	469,361

	ITALY – 2.6%
6,497	Buzzi Unicem S.p.A.	164,553
97,317	Iren S.p.A.	247,699
		412,252

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 30.3%
13,750	Arcs Co., Ltd.	$297,355
19,300	Asics Corp.	350,828
36,788	Daihen Corp.	327,959
8,300	Daiseki Co., Ltd.	197,125
44,000	Denka Co., Ltd.	244,360
35,000	Hazama Ando Corp.	241,518
11,194	HIS Co., Ltd.	344,180
3,651	Hogy Medical Co., Ltd.	266,470
2,700	Horiba Ltd.	165,391
26,800	Penta-Ocean Construction Co., Ltd.	159,649
28,400	Shinmaywa Industries Ltd.	248,317
175,000	Shinsei Bank Ltd.	288,444
12,788	Ship Healthcare Holdings, Inc.	392,467
67,985	SKY Perfect JSAT Holdings, Inc.	305,187
25,329	Sumitomo Forestry Co., Ltd.	387,724
14,800	Sun Frontier Fudousan Co., Ltd.	157,948
26,000	Takuma Co., Ltd.	266,286
10,700	Toho Holdings Co., Ltd.	211,525
		4,852,733
	NETHERLANDS – 2.6%
5,678	Koninklijke DSM N.V.	418,875

	NORWAY – 4.9%
9,270	Aker A.S.A.	351,034
48,098	Austevoll Seafood A.S.A.	427,242
		778,276
	SOUTH AFRICA – 1.1%
23,255	Investec PLC	176,580

	SPAIN – 1.7%
11,595	Ebro Foods S.A.	277,555

	SWEDEN – 5.1%
77,685	Cloetta A.B. - B Shares	278,072
18,455	Granges A.B.	203,998
10,626	Industrivarden A.B. - C Shares	257,738
6,222	Inwido A.B.	78,220
		818,028
	SWITZERLAND – 5.8%
9,181	Aryzta A.G.	295,016
22,529	OC Oerlikon Corp. A.G.	329,604

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
3,867	Pargesa Holding S.A.	$308,588
		933,208
	UNITED KINGDOM – 10.1%
24,091	Beazley PLC	162,814
16,169	Bovis Homes Group PLC	215,686
101,245	Cambian Group PLC*	261,161
34,319	Fenner PLC	156,109
111,272	Lookers PLC	161,189
46,210	N Brown Group PLC	190,474
44,620	Safestore Holdings PLC - REIT	248,680
59,993	Virgin Money Holdings UK PLC	225,732
		1,621,845
	TOTAL COMMON STOCKS (Cost $13,120,556)	15,533,589

Principal Amount

	SHORT-TERM INVESTMENTS – 3.0%
$475,950	UMB Money Market Fiduciary, 0.01%[2]	475,950

	TOTAL SHORT-TERM INVESTMENTS (Cost $475,950)	475,950

	TOTAL INVESTMENTS – 99.9% (Cost $13,596,506)	16,009,539
	Other Assets in Excess of Liabilities – 0.1%	13,927

	TOTAL NET ASSETS – 100.0%	$16,023,466

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $235,846.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.8%
	CONSUMER DISCRETIONARY – 18.6%
3,935	Adient PLC	$257,625
5,233	Armstrong World Industries, Inc.*	254,062
3,715	Brink's Co.	290,327
2,600	Jack in the Box, Inc.	241,176
3,315	Masonite International Corp.*	257,410
		1,300,600
	CONSUMER STAPLES – 7.7%
2,390	Casey's General Stores, Inc.	255,133
3,390	Core-Mark Holding Co., Inc.	124,311
9,210	Flowers Foods, Inc.	162,004
		541,448
	ENERGY – 4.0%
4,305	Carrizo Oil & Gas, Inc.*	67,847
5,120	Range Resources Corp.	108,083
3,130	RSP Permian, Inc.*	107,547
		283,477
	FINANCIALS – 37.3%
5,050	Alexander & Baldwin, Inc.	211,746
9,125	Banc of California, Inc.	187,519
6,310	BankUnited, Inc.	217,190
1,865	Capital Bank Financial Corp. - Class A	70,870
1,120	Enstar Group Ltd.*	226,912
6,550	Equity Commonwealth - REIT*	206,849
9,537	FNB Corp.	130,657
261	HarborOne Bancorp, Inc.*	5,058
2,423	Horizon Bancorp	63,895
1,925	Howard Hughes Corp.*	242,184
10,140	Investors Bancorp, Inc.	134,659
8,700	Kennedy-Wilson Holdings, Inc.	174,870
2,755	LegacyTexas Financial Group, Inc.	106,674
4,824	Navigators Group, Inc.	274,968
9,105	Park Sterling Corp.	105,800
3,215	Texas Capital Bancshares, Inc.*	251,895
		2,611,746
	HEALTH CARE – 4.2%
336	Addus HomeCare Corp.*	11,407
4,082	Analogic Corp.	286,557
		297,964
	INDUSTRIALS – 11.5%
3,599	Allison Transmission Holdings, Inc.	136,042
2,888	EnPro Industries, Inc.	222,434

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,405	Esterline Technologies Corp.*	$135,582
3,380	Matson, Inc.	95,316
8,893	TriMas Corp.*	216,545
		805,919
	MATERIALS – 6.3%
996	Eagle Materials, Inc.	93,724
1,595	Encore Wire Corp.	71,137
2,010	H.B. Fuller Co.	103,555
3,445	Lydall, Inc.*	170,527
		438,943
	TECHNOLOGY – 4.2%
5,800	Avnet, Inc.	222,604
1,663	TeleTech Holdings, Inc.	69,513
		292,117
	TOTAL COMMON STOCKS (Cost $5,785,119)	6,572,214

Principal Amount

	SHORT-TERM INVESTMENTS – 6.6%
$459,683	UMB Money Market Fiduciary, 0.01%[1]	459,683

	TOTAL SHORT-TERM INVESTMENTS (Cost $459,683)	459,683

	TOTAL INVESTMENTS – 100.4% (Cost $6,244,802)	7,031,897
	Liabilities in Excess of Other Assets – (0.4)%	(27,159)

	TOTAL NET ASSETS – 100.0%	$7,004,738

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 4.3%
	COMMUNICATIONS – 0.6%
1,263	BCE, Inc.	$59,273

	CONSUMER STAPLES – 1.1%
796	Altria Group, Inc.	51,716
621	Kraft Heinz Co.	54,313
		106,029
	FINANCIALS – 2.0%
1,905	Blackstone Group LP	63,722
1,404	Oaktree Capital Group LLC	67,953
879	Ventas, Inc. - REIT	59,201
		190,876
	HEALTH CARE – 0.6%
461	Johnson & Johnson	61,184

	TOTAL COMMON STOCKS (Cost $338,314)	417,362

Principal Amount

	CORPORATE BONDS – 45.6%
	CONSUMER DISCRETIONARY – 6.4%
$125,000	Block Financial LLC 5.250%, 10/1/2025[1]	135,129
150,000	L Brands, Inc. 5.625%, 10/15/2023	156,937
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	325,705
		617,771
	FINANCIALS – 17.8%
100,000	Apollo Investment Corp. 5.250%, 3/3/2025	100,974
240,000	Charles Schwab Corp. 7.000%, NA1, 2, 3	274,920
175,000	Goldman Sachs Group, Inc. 5.700%, NA1, 2, 3	182,784
300,000	JPMorgan Chase & Co. 6.750%, NA1, 2, 3	343,650
325,000	M&T Bank Corp. 6.450%, NA1, 2, 3	364,000
100,000	MetLife, Inc. 6.400%, 12/15/2066[1]	115,615
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,2]	160,875

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	$183,008
		1,725,826
	INDUSTRIALS – 9.7%
235,000	Actuant Corp. 5.625%, 6/15/2022[1]	242,638
290,000	General Electric Co. 5.000%, NA1, 2, 3	305,744
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	135,032
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	155,625
100,000	Trinity Industries, Inc. 4.550%, 10/1/2024[1]	101,367
		940,406
	MATERIALS – 2.2%
200,000	Eagle Materials, Inc. 4.500%, 8/1/2026[1]	209,000

	TECHNOLOGY – 4.9%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	181,481
160,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	166,800
125,000	Tech Data Corp. 4.950%, 2/15/2027[1]	132,219
		480,500
	UTILITIES – 4.6%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,2]	163,312
255,000	Southern California Edison Co. 6.250%, NA1, 2, 3	284,325
		447,637
	TOTAL CORPORATE BONDS (Cost $4,204,357)	4,421,140

Number of Shares

	EXCHANGE-TRADED FUNDS – 4.8%
748	iShares Intermediate Credit Bond ETF	82,475
2,500	ProShares S&P 500 Dividend Aristocrats ETF	146,000

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
2,688	Vanguard Intermediate-Term Corporate Bond ETF	$236,893

	TOTAL EXCHANGE-TRADED FUNDS (Cost $458,226)	465,368

	PREFERRED STOCKS – 41.5%
	COMMUNICATIONS – 1.5%
5,447	Verizon Communications, Inc. 5.900%, 2/15/2019[1]	145,598

	CONSUMER DISCRETIONARY – 1.2%
4,258	eBay, Inc. 6.000%, 3/1/2021[1]	115,307

	CONSUMER STAPLES – 1.6%
	CHS, Inc.
2,585	7.100%, NA1, 2, 3	76,516
2,740	7.500%, NA1, 3	80,665
		157,181
	FINANCIALS – 36.4%
6,962	Affiliated Managers Group, Inc. 6.375%, 8/15/2017[1]	176,556
6,936	Allstate Corp. 6.750%, NA1, 3	186,232
3,000	American Financial Group, Inc. 6.250%, 9/30/2019[1]	81,180
8,910	Bank of America Corp. 6.625%, NA1, 3	242,352
4,274	BB&T Corp. 5.850%, NA1, 3	108,944
6,920	Capital One Financial Corp. 6.700%, NA1, 3	190,300
4,894	Charles Schwab Corp. 6.000%, NA1, 3	126,167
5,792	Citigroup, Inc. 6.875%, NA1, 3	155,399
6,520	Discover Financial Services 6.500%, NA1, 3	167,434
2,535	Fifth Third Bancorp 6.625%, NA1, 2, 3	77,115
4,256	First Republic Bank 7.000%, NA1, 3	114,614
2,762	GMAC Capital Trust I 6.967%, 8/30/2017[1,2]	73,331
6,942	Goldman Sachs Group, Inc. 6.300%, NA1, 3	188,753

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
2,746	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	$84,330
2,420	JPMorgan Chase & Co. 6.700%, NA1, 3	65,001
1,156	KeyCorp 6.125%, NA1, 2, 3	34,021
	Morgan Stanley
6,937	6.625%, NA1, 3	189,935
2,237	7.125%, NA1, 2, 3	66,998
2,730	Navient Corp. 4.250%, 1/16/2018 [2]	68,469
2,576	PNC Financial Services Group, Inc. 6.125%, NA1, 2, 3	74,884
1,500	PS Business Parks, Inc. 6.000%, NA1, 3	37,905
11,752	Public Storage 6.375%, NA1, 3	324,590
8,248	State Street Corp. 6.000%, NA1, 3	220,882
4,000	Triangle Capital Corp. 6.375%, 3/15/2018[1]	102,680
1,232	U.S. Bancorp 6.500%, NA1, 2, 3	36,763
10,149	Wells Fargo & Co. 8.000%, NA1, 3	263,265
2,454	Zions Bancorporation 6.950%, 9/15/2023[1,2]	73,988
		3,532,088
	UTILITIES – 0.8%
3,000	Southern Co. 6.250%, 10/15/2020[1]	81,540

	TOTAL PREFERRED STOCKS (Cost $3,901,619)	4,031,714

Principal Amount

	SHORT-TERM INVESTMENTS – 3.1%
$297,885	UMB Money Market Fiduciary, 0.01%[4]	297,885

	TOTAL SHORT-TERM INVESTMENTS (Cost $297,885)	297,885

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 99.3% (Cost $9,200,401)	$9,633,469
Other Assets in Excess of Liabilities – 0.7%	66,589

TOTAL NET ASSETS – 100.0%	$9,700,058

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund
Cost of investments	$12,975,948	$28,493,516	$11,031,893

Gross unrealized appreciation	$3,473,113	$5,585,838	$538,262
Gross unrealized depreciation	(482,784)	(1,046,878)	(194,471)
Net unrealized appreciation/(depreciation)	$2,990,329	$4,538,960	$343,791

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$13,748,388	$6,252,252	$9,200,725

Gross unrealized appreciation	$2,650,345	$1,042,516	$473,124
Gross unrealized depreciation	(389,194)	(262,871)	(40,380)
Net unrealized appreciation/(depreciation)	$2,261,151	$779,645	$432,744

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$14,433,560	$-	$-	$14,433,560
Short-Term Investments	1,532,717	-	-	1,532,717
Total Investments	$15,966,277	$-	$-	$15,966,277

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$898,341	$-	$898,341
Consumer Discretionary	2,314,544	3,080,143	-	5,394,687
Consumer Staples	308,006	1,820,147	-	2,128,153
Energy	1,450,186	939,208	-	2,389,394
Financials	1,659,289	6,662,495	-	8,321,784
Health Care	384,923	556,816	-	941,739
Industrials	411,646	1,641,610	-	2,053,256
Materials	1,634,169	3,846,668	-	5,480,837
Technology	777,823	2,953,547	-	3,731,370
Utilities	-	440,917	-	440,917
Total Common Stocks	8,940,586	22,839,892	-	31,780,478
Preferred Stocks
Financials	362,561	12,762	-	375,323
Total Preferred Stocks	362,561	12,762	-	375,323
Short-Term Investments	876,675	-	-	876,675
Total Investments	$10,179,822	$22,852,654	$-	$33,032,476

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Global Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$528,238	$283,198	$-	$811,436
Consumer Discretionary	502,215	277,909	-	780,124
Consumer Staples	1,376,194	698,326	-	2,074,520
Energy	35,460	24,395	-	59,855
Financials	1,076,255	706,334	-	1,782,589
Health Care	1,008,029	1,014,589	-	2,022,618
Industrials	1,100,357	300,156	-	1,400,513
Materials	295,808	297,904	-	593,712
Technology	721,483	399,211	-	1,120,694
Utilities	-	260,822	-	260,822
Total Common Stocks	6,644,039	4,262,844	-	10,906,883
Short-Term Investments	468,801	-	-	468,801
Total Investments	$7,112,840	$4,262,844	$-	$11,375,684

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$305,187	$-	$305,187
Consumer Discretionary	406,160	1,729,211	-	2,135,371
Consumer Staples	791,473	1,508,716	-	2,300,189
Energy	195,564	-	-	195,564
Financials	591,554	3,025,623	-	3,617,177
Health Care	261,161	1,242,444	-	1,503,605
Industrials	156,109	2,376,279	-	2,532,388
Materials	469,361	2,009,963	-	2,479,324
Technology	-	217,085	-	217,085
Utilities	247,699	-	-	247,699
Total Common Stocks	3,119,081	12,414,508	-	15,533,589
Short-Term Investments	475,950	-	-	475,950
Total Investments	$3,595,031	$12,414,508	$-	$16,009,539

*	The Funds did not hold any Level 3 securities at period end.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, and International Small Cap Value Fund from October 31, 2016 to July 31, 2017, represented by recognizing the July 31, 2017 market value of securities:

	Emerging Markets Opportunities Fund	Global Value Fund	International Small Cap Value Fund
Transfers into Level 1	$1,673,615	$24,667	$1,253,385
Transfers out of Level 1	(900,491)	(11,273)	(225,732)
Net transfers in (out) of level 1	$773,124	$13,394	$1,027,653
Transfers into Level 2	$900,491	$11,273	$225,732
Transfers out of Level 2	(1,673,615)	(24,667)	(1,253,385)
Net transfers in (out) of level 2	$(773,124)	$(13,394)	$(1,027,653)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,572,214	$-	$-	$6,572,214
Short-Term Investments	459,683	-	-	459,683
Total Investments	$7,031,897	$-	$-	$7,031,897

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$417,362	$-	$-	$417,362
Corporate Bonds[1]	-	4,421,140	-	4,421,140
Exchange-Traded Funds	465,368	-	-	465,368
Preferred Stocks[1]	4,031,714	-	-	4,031,714
Short-Term Investments	297,885	-	-	297,885
Total Investments	$5,212,329	$4,421,140	$-	$9,633,469

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/17